Share capital - Summary of share capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Shares
Shares issued upon exercise of share options (in shares)	987,649	885,750
Shares issued on redemption of performance share units (in shares)	0	528,166
Estimated fair value of share options exercised transferred from contributed surplus (in shares)	0	0
Shares issued upon exercise of warrants (in shares)	0	19,037
Shares issued for private placement with EBRD, net of issuance costs (in shares)	6,269,231	0
Shares issued for bought deal offering, net of issuance costs (in shares)	10,400,000	0
Flow-through and other shares issued, net of issuance costs and premium (in shares)	680,900	694,500
Total
Balance beginning of year	$ 3,200,868
Shares issued for private placement with EBRD, net of issuance costs	59,873	$ 0
Shares issued for bought deal offering, net of issuance costs	94,718	0
Balance end of year	$ 3,511,965	$ 3,200,868
Voting common shares
Number of Shares
Beginning balance (in shares)	184,800,571	182,673,118
Ending balance (in shares)	203,138,351	184,800,571
Share capital
Total
Balance beginning of year	$ 3,241,644	$ 3,225,326
Shares issued upon exercise of share options	7,390	4,438
Shares issued on redemption of performance share units	0	2,256
Estimated fair value of share options exercised transferred from contributed surplus	3,112	1,787
Shares issued upon exercise of warrants	0	213
Flow-through shares issued, net of issuance costs and premium	6,628	7,624
Balance end of year	$ 3,413,365	$ 3,241,644